Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	51
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.61%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.06%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.56%	February 15, 2020
Class B Notes	$47,350,000.00	1.97%	April 15, 2020
Class C Notes	$31,570,000.00	2.16%	August 15, 2020
Class D Notes	$31,570,000.00	2.75%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$269,035.76

Principal:
Principal Collections	$7,098,612.97
Prepayments in Full	$2,192,440.59
Liquidation Proceeds	$39,025.81
Recoveries	$91,221.58
Sub Total	$9,421,300.95
Collections	$9,690,336.71

Purchase Amounts:
Purchase Amounts Related to Principal	$306,153.06
Purchase Amounts Related to Interest	$1,701.91
Sub Total	$307,854.97

Clean-up Call	$78,852,502.18

Reserve Account Draw Amount	$8,367,827.04

Available Funds - Total	$97,218,520.90

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	51
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$97,218,520.90
Servicing Fee	$73,846.74	$73,846.74	$0.00	$0.00	$97,144,674.16
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$97,144,674.16
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$97,144,674.16
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$97,144,674.16
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$97,144,674.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$97,144,674.16
Interest - Class B Notes	$35,926.69	$35,926.69	$0.00	$0.00	$97,108,747.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$97,108,747.47
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$97,051,921.47
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$97,051,921.47
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$96,979,573.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$96,979,573.55
Regular Principal Payment	$85,024,277.50	$85,024,277.50	$0.00	$0.00	$11,955,296.05
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$11,955,296.05
Residual Released to Depositor	$0.00	$11,955,296.05	$0.00	$0.00	$0.00
Total		$97,218,520.90

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$85,024,277.50
Total					$85,024,277.50
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$21,884,277.50	$462.18	$35,926.69	$0.76	$21,920,204.19	$462.94
Class C Notes	$31,570,000.00	$1,000.00	$56,826.00	$1.80	$31,626,826.00	$1,001.80
Class D Notes	$31,570,000.00	$1,000.00	$72,347.92	$2.29	$31,642,347.92	$1,002.29
Total	$85,024,277.50	$52.81	$165,100.61	$0.10	$85,189,378.11	$52.91

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	51

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$21,884,277.50	0.4621812	$0.00	0.0000000
Class C Notes	$31,570,000.00	1.0000000	$0.00	0.0000000
Class D Notes	$31,570,000.00	1.0000000	$0.00	0.0000000
Total	$85,024,277.50	0.0528134	$0.00	0.0000000

Pool Information
Weighted Average APR	3.526%	3.561%
Weighted Average Remaining Term	16.17	15.56
Number of Receivables Outstanding	15,371	14,409
Pool Balance	$88,616,091.33	$78,852,502.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$85,024,277.50	$75,718,517.68
Pool Factor	0.0529505	0.0471165

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$3,133,984.50
Targeted Overcollateralization Amount	$3,133,984.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$78,852,502.18

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$8,367,827.04
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	51
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		118	$127,356.72
(Recoveries)		135	$91,221.58
Net Loss for Current Collection Period			$36,135.14
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4893%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5739%
Second Prior Collection Period			0.7139%
Prior Collection Period			(0.1002)%
Current Collection Period			0.5179%
Four Month Average (Current and Prior Three Collection Periods)			0.4264%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,601	$15,136,403.00
(Cumulative Recoveries)			$2,847,044.60
Cumulative Net Loss for All Collection Periods			$12,289,358.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7343%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,293.05
Average Net Loss for Receivables that have experienced a Realized Loss			$1,861.74

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.88%	267	$2,270,359.57
61-90 Days Delinquent	0.31%	25	$244,309.73
91-120 Days Delinquent	0.06%	5	$51,015.59
Over 120 Days Delinquent	0.84%	57	$665,232.11
Total Delinquent Receivables	4.10%	354	$3,230,917.00

Repossession Inventory:
Repossessed in the Current Collection Period		4	$31,964.26
Total Repossessed Inventory		7	$62,411.56

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.5622%
Prior Collection Period			0.6376%
Current Collection Period			0.6038%
Three Month Average			0.6012%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	51

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer